Land Use Rights	6 Months Ended
Jun. 30, 2018
Land Use Rights [Abstract]
LAND USE RIGHTS

17.	LAND USE RIGHTS

Amount
COST
At January 1, 2017	691,618
additions for the year	-
translation adjustment	42,635
At December 31, 2017	734,253
additions for the year	-
translation adjustment	(9,144)
At June 30, 2018	725,109

AMORTIZATION
At January 1, 2017	(66,724)
charge for the year	(14,307)
translation adjustment	(4,570)
At December 31, 2017	(85,601)
charge for the year	(7,554)
translation adjustment	1,331
At June 30, 2018	(91,824)

CARRYING AMOUNTS
At December 31, 2017	648,652
At June 30, 2018	633,285

The amounts represent the prepayment of rentals for land use right (industrial use) situated in the PRC. The land use rights have the term of 50 years.

All the land use rights mentioned above were owned by Anhui Kaixin.

The land use right is comprised of the following:

Location	Expiry date of tenure	Land area (m2)
Longshan Road, Economic development District, Taihu County	2062-05-23	2,440
Longshan Road, Economic development District, Taihu County	2061-11-06	7,405